Net interest income and other net income from fair value changes on financial instruments	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Explanatory
Note 3

Net interest

income and other net

income from financial

instruments measured

at fair value through
profit or loss
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Net interest income from financial instruments measured

at fair value through profit or

loss and other
1,403 1,431 1,299
Other net income from financial instruments measured

at fair value through profit or

loss
7,517 5,850 6,960
of which: net gains / (losses) from financial liabilities designated at fair value
1
17,037 (6,582) 1,509
Total net income from

financial instruments measured at fair value

through profit or loss and other
8,920 7,281 8,259
Net interest income
Interest income from loans and deposits
2
9,612 6,488 6,690
Interest income from securities financing transactions

measured at amortized cost
3
1,378 513 862
Interest income from other financial instruments measured

at amortized cost
545 284 335
Interest income from debt instruments measured at fair

value through other comprehensive

income
74 115 101
Interest income from derivative instruments designated as

cash flow hedges

173 1,133 822
Total interest income

from financial instruments measured at

amortized cost and fair value through

other comprehensive income
11,782 8,533 8,810
Interest expense on loans and deposits
4
2,579 523 1,031
Interest expense on securities financing transactions

measured at amortized cost
5
1,089 1,102 870
Interest expense on debt issued 2,803 1,533 2,237
Interest expense on lease liabilities 92 102 110
Total interest expense

from financial instruments measured at

amortized cost
6,564 3,259 4,247
Total net interest income

from financial instruments measured at amortized

cost and fair value through

other comprehensive income
5,218 5,274 4,563
Total net interest income

from financial instruments measured at

fair value through profit or loss and other
1,403 1,431 1,299
Total net interest income 6,621 6,705 5,862
1 Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign

currency translation effects

arising from translating foreign currency

transactions into the respective functional
currency, both of which are reported within Other

net income from financial instruments measured at fair value through profit or loss. 2022

included net gains of USD
4,112 m (net losses of USD 2,068 m and USD 72 m
in 2021 and 2020,

respectively), driven

by financial liabilities

related to unit-linked

investment contracts,

which are

designated at fair

value through

profit or loss.

This was

offset by net

losses of USD
4,112 m (net
gains of USD 2,068
m and

USD
72
m in 2021

and 2020, respectively),

related to financial

assets for unit-linked

investment contracts

that are

mandatorily

measured at fair

value through

profit or loss

not held for
trading.

2 Consists of interest income

from cash and balances at central

banks, loans and advances

to banks and customers,

and cash collateral receivables

on derivative instruments,

as well as negative interest on
amounts due to banks, customer deposits, and cash collateral payables on derivative instruments.

3 Includes negative interest, including fees, on payables from securities financing transactions measured at amortized
cost.

4 Consists of interest

expense on amounts

due to banks,

cash collateral

payables on

derivative instruments,

and customer

deposits, as well

as negative interest

on cash and balances

at central banks,

loans
and advances to banks,

and cash collateral receivables

on derivative instruments.

5 Includes negative interest,

including fees,

on receivables from

securities financing transactions

measured at amortized cost.

UBS AG
Entity [Table]
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Explanatory
Note 3

Net interest

income and other net

income from financial

instruments measured

at fair value through
profit or loss
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Net interest income from financial instruments measured

at fair value through profit or

loss and other
1,410 1,437 1,305
Other net income from financial instruments measured

at fair value through profit or

loss
7,493 5,844 6,930
of which: net gains / (losses) from financial liabilities designated at fair value
1
17,036 (6,457) 1,625
Total net income from

financial instruments measured at fair value

through profit or loss and other
8,903 7,281 8,235
Net interest income
Interest income from loans and deposits
2
9,634 6,489 6,696
Interest income from securities financing transactions

measured at amortized cost
3
1,378 513 862
Interest income from other financial instruments measured

at amortized cost
545 284 335
Interest income from debt instruments measured at fair

value through other comprehensive

income
74 115 101
Interest income from derivative instruments designated as

cash flow hedges

173 1,133 822
Total interest income

from financial instruments measured at

amortized cost and fair value through

other comprehensive income
11,803 8,534 8,816
Interest expense on loans and deposits
4
4,488 1,655 2,440
Interest expense on securities financing transactions

measured at amortized cost
5
1,089 1,102 870
Interest expense on debt issued 1,031 512 918
Interest expense on lease liabilities 88 98 105
Total interest expense

from financial instruments measured at

amortized cost
6,696 3,366 4,333
Total net interest income

from financial instruments measured at amortized

cost and fair value through

other comprehensive income
5,108 5,168 4,483
Total net interest income

from financial instruments measured at

fair value through profit or loss and other
1,410 1,437 1,305
Total net interest income 6,517 6,605 5,788
1 Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency,

both of which

are reported

within Other

net income

from financial

instruments

measured at

fair value

through

profit or

loss. 2022

included

net gains

of USD
4,112
m (net

losses of

USD
2,068 m and
USD 72 m in 2021 and 2020, respectively), driven by financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit or loss. This was offset by net losses of USD 4,112 m
(net gains of USD 2,068 m and USD 72
m in 2021 and

2020, respectively),

related to financial

assets for unit-linked

investment contracts

that are mandatorily

measured at fair

value through

profit or loss not

held
for trading.

2 Consists

of interest income

from cash

and balances

at central

banks, loans

and advances

to banks

and custom

ers, and

cash collateral

receivables on

derivative instruments,

as well

as negative
interest on amounts due to banks, customer deposits, and cash collateral payables on derivative instruments.

3 Includes negative interest, including fees,

on payables from securities financing transactions measured
at amortized cost.

4 Consists of interest expense

on amounts due to banks, cash collateral

payables on derivative

instruments, customer

deposits, and funding from

UBS Group AG measured

at amortized cost, as
well as negative interest on cash and

balances at central

banks, loans and advances

to banks, and cash

collateral receivables

on derivative instruments.

5 Includes negative interest,

including fees,

on receivables
from securities financing transactions

measured at amortized cost.